Financial instruments risk, Currency risk (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 MXN ($) $ / $	Dec. 31, 2020 MXN ($) $ / $
Currency Risk [Member]
Currency risk [Abstract]
Percentage of sales denominated in US dollars	68.00%	55.00%
Percentage of costs and expenses denominated in US dollars	30.00%	20.00%
Foreign exchange rate | $ / $	20.5157	19.9352
Currency Risk [Member] | Minimum [Member]
Currency risk [Abstract]
Assumed variance on foreign exchange rate	5.25%	11.64%
Currency Risk [Member] | Maximum [Member]
Currency risk [Abstract]
Assumed variance on foreign exchange rate	5.25%	11.64%
Currency Risk [Member] | US [Member]
Currency risk [Abstract]
Assets	$ 641,116	$ 309,657
Liabilities	(725,206)	(480,253)
Total assets (liabilities)	(84,090)	(170,596)
Currency Risk [Member] | Other Currencies [Member]
Currency risk [Abstract]
Assets	0	932
Liabilities	(353)	(1,372)
Total assets (liabilities)	(353)	(440)
5.25% Increase in the Exchange Rate [Member]
Currency risk [Abstract]
Total assets (liabilities)	(4,438)
5.25% Increase in the Exchange Rate [Member] | US [Member]
Currency risk [Abstract]
Assets	33,686
Liabilities	(38,105)
5.25% Increase in the Exchange Rate [Member] | Other Currencies [Member]
Currency risk [Abstract]
Assets	0
Liabilities	(19)
5.25% Decrease in the Exchange Rate [Member]
Currency risk [Abstract]
Total assets (liabilities)	4,438
5.25% Decrease in the Exchange Rate [Member] | US [Member]
Currency risk [Abstract]
Assets	(33,686)
Liabilities	38,105
5.25% Decrease in the Exchange Rate [Member] | Other Currencies [Member]
Currency risk [Abstract]
Assets	0
Liabilities	$ 19
11.64% Increase in the Exchange Rate [Member]
Currency risk [Abstract]
Total assets (liabilities)		(19,902)
11.64% Increase in the Exchange Rate [Member] | US [Member]
Currency risk [Abstract]
Assets		36,030
Liabilities		(55,880)
11.64% Increase in the Exchange Rate [Member] | Other Currencies [Member]
Currency risk [Abstract]
Assets		108
Liabilities		(160)
11.64% Decrease in the Exchange Rate [Member]
Currency risk [Abstract]
Total assets (liabilities)		19,902
11.64% Decrease in the Exchange Rate [Member] | US [Member]
Currency risk [Abstract]
Assets		(36,030)
Liabilities		55,880
11.64% Decrease in the Exchange Rate [Member] | Other Currencies [Member]
Currency risk [Abstract]
Assets		(108)
Liabilities		$ 160